SEI Index Funds

Statement of Certification

Pursuant to Rule 497(j)

SEI Index Funds (the “Trust”) hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N-1A (File Nos. 2-97111 and 811-4283) which was filed electronically on July 28, 2006 (Accession No. 0001104659-06-049636).

SEI Index Funds

By:	/S/ TIMOTHY D. BARTO
Timothy D. Barto

Title:	Vice President

Date:	8/4/06